Property, Plant and Equipment	12 Months Ended
Dec. 31, 2015
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

NOTE 5 - PROPERTY, PLANT AND EQUIPMENT:

a.	Composition of assets

Composition of assets, grouped by major classifications, is as follows:

	December 31
	2015	2014
	$ in thousands
Cost:
Machinery and equipment	51,070	47,168
Leasehold improvements	45,808	43,950
Land and Buildings	13,334	13,334
Office furniture, equipment	15,792	15,564
Computer equipment	55,872	47,702
Motor vehicles	398	455
	182,274	168,174
Less - accumulated depreciation and amortization	123,292	112,594
	58,982	55,580

b.	Depreciation and amortization

Depreciation and amortization expenses totaled $15,058,000, $11,098,000 and $9,220,000 in the years ended December 31, 2015, 2014 and 2013, respectively.